TCW/DW TERM TRUST 2002                                  Two World Trade Center,
LETTER TO THE SHAREHOLDERS March 31, 1999               New York, New York 10048


DEAR SHAREHOLDER:

For the six-month period ended March 31, 1999, TCW/DW Term Trust 2002's net asset value decreased from $10.66 per share to $10.29 per share. Based on this change, and including reinvestment of dividends and distributions totaling approximately $0.36 per share, the Trust's total return for the fiscal year was
0.21 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) decreased from $9.875 per share to $9.625 per share. Based on this change and including reinvestment of dividends and distributions, the Trust's total return for the period was 1.09 percent.


THE MARKET

The global financial markets stabilized over the past six months as stock markets rallied and volatility declined in many of the world's bond and currency markets. The Federal Reserve Board's decision to lower interest rates three times between September 29 and November 17 helped the market recover from the summer liquidity crisis. As market tensions eased, investors began selling U.S. Treasury securities to reinvest the proceeds in higher-yielding asset classes such as corporate and mortgage-backed securities. This shift in investor preference was one of the leading causes of the 80- to 100-basis-point increase in U.S. Treasury yields over the last six months of the fiscal year. Investor fears that the central bank would boost interest rates in response to the strong economy also contributed to the back up in interest rates. However, the persistent lack of inflationary pressures has recently improved market sentiment and interest rates have declined. Equity market performance and supply issues also played a role in determining the tone and direction of the bond market.

The mortgage sector was a top-performing fixed-income asset class during the second half of the Trust's fiscal year. Spreads between current-coupon GNMAs and 10-year U.S. Treasury bonds have tightened significantly since the fall but remain above historical averages. As expected, prepayment rates have been on the decline since the beginning of 1999,

TCW/DW TERM TRUST 2002
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

due to rising rates and seasonal factors. However, the recent decline in interest rates and continued strength in housing and consumer spending have many analysts forecasting rising prepayments again this summer when housing activity peaks. The MBA Refinancing Index has been on the uptick once again and the Purchase Index has already soared back to 1998 levels. TCW Funds Management, Inc. (TCW), the Trust's adviser, believes that as long as mortgage rates remain close to current levels, prepayments are unlikely to return to last year's record highs, because the size of the universe of refinanceable mortgages has shrunk considerably. The average gross coupon on outstanding conventional mortgages now stands at 7.53 percent, down from 8.00 percent in January 1998.


THE PORTFOLIO

Approximately 61 percent of the Trust's portfolio is invested in mortgage pass-through securities issued by agencies of the U.S. government or AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that correspond closely to the Trust's termination date. An additional 21 percent of the portfolio is invested in inverse floating rate CMOs issued by U.S. government agencies. As a reminder, inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately 17 percent of the portfolio is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 per share offering price to shareholders at maturity. At the end of the fiscal year, less than 1 percent of the portfolio is invested in U.S. government agency debentures. As of March 31, 1999, the Trust's degree of leverage (the ratio of debt to assets) was less than 7 percent of total portfolio assets.


LOOKING AHEAD

TCW's outlook for the mortgage sector remains favorable. The demand for mortgage products is strong and is forecast to remain that way. Both FHLMC and FNMA continue to increase their portfolio holdings in mortgage-backed securities (MBSs). The volume of new CMO issuance has been increasing steadily for the past four years. Economic growth appears to have slowed down from last quarter's torrid pace of 6 percent to a fairly robust rate of approximately 3.5 percent. Employment figures have recently shown signs of weakness, and inflationary pressures continue to be minimal in spite of the market's concern. Although the conflict in the former Yugoslavia continues to represent a threat to market stability, to date it has had little impact on the financial markets other than sparking keen interest in short-term Treasuries. Today's higher yield levels, combined with a continued focus on call protection and security structure, allow TCW to maintain a positive outlook on the mortgage sector.

TCW/DW TERM TRUST 2002
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the period under review, the Trust purchased 1,007,200 shares of common stock at a weighted average market discount of 6.54 percent.

On May 1, 1999, Mitchell M. Merin was named President of the TCW/DW Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., the Trust's Manager. He also serves as Chairman, Chief Executive Officer and Director of Morgan Stanley Dean Witter Distributors Inc. and Morgan Stanley Dean Witter Trust FSB.

We appreciate your support of TCW/DW Term Trust 2002 and look forward to continuing to serve your investment needs and objectives.



Very truly yours,

 /s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
 -----------------------------------         ----------------------------------
    CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
    Chairman of the Board                       President

TCW/DW TERM TRUST 2002
RESULTS OF ANNUAL MEETING (unaudited)


                                     * * *

On December 17, 1998, an annual meeting of the Trust's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1)   Election of Trustees:

   Richard M. DeMartini
   For ....................    33,513,891
   Withheld ...............       541,174

   Thomas E. Larkin Jr.
   For ....................    33,532,603
   Withheld ...............       522,462

The following Trustees were not standing for reelection at this meeting: John
C. Argue, Charles A. Fiumefreddo, John R. Haire, Dr. Manuel H. Johnson, Michael
E. Nugent, John L. Schroeder and Marc I. Stern.

(2) Approval of the continuance of the currently effective Investment Advisory Agreement between the Trust and TCW Funds Management, Inc.:

   For .............   32,806,731
   Against .........      349,730
   Abstain .........      898,604

(3) Ratification of the selection of PricewaterhouseCoopers LLP as Independent Accountants:

   For .............   33,015,212
   Against .........      323,463
   Abstain .........      716,390

(4) Shareholder proposal to amend the Trust's Declaration of Trust to require each Trustee, within thirty days of election, to become a shareholder of the Trust:

   For .............     4,601,701
   Against .........    13,845,040
   Abstain .........     1,955,324

TCW/DW TERM TRUST 2002
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE         VALUE
-----------                                                                         ------------- ---------- ---------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (87.3%)
            U.S. GOVERNMENT AGENCIES (46.2%)
  $ 1,193   Federal Home Loan Mortgage Corp. 1389 SB .............................. 11.415+%      10/15/07    $  1,192,777
   30,000   Federal Home Loan Mortgage Corp. 1465 G (PAC)++ .......................  7.00         12/15/07      30,792,450
   15,600   Federal Home Loan Mortgage Corp. 1481 H (PAC) .........................  6.875        08/15/21      15,813,594
    1,978   Federal Home Loan Mortgage Corp. 1519 J ............................... 16.566+       05/15/08       2,054,929
   16,447   Federal Home Loan Mortgage Corp. 1606 SC ..............................  8.429+       11/15/08      15,665,620
    5,402   Federal Home Loan Mortgage Corp. 1609 LG (PAC) ........................  6.499+       11/15/23       4,956,692
    7,968   Federal Home Loan Mortgage Corp. 1611 QB (PAC) ........................ 11.375+       11/15/23       8,132,139
   18,300   Federal Home Loan Mortgage Corp. 1633 B ...............................  6.50         09/15/23      17,879,109
   18,500   Federal Home Loan Mortgage Corp. 1638 K (PAC) .........................  6.50         03/15/23      18,449,379
      350   Federal National Mortgage Assoc. 1992-138 O ...........................  7.50         07/25/22         349,818
   13,993   Federal National Mortgage Assoc. 1992-150 SV (PAC) .................... 12.297+       05/25/21      14,508,904
    9,140   Federal National Mortgage Assoc. 1992-208 C (TAC) .....................  7.50         10/25/07       9,167,670
    8,333   Federal National Mortgage Assoc. 1993-139 SP (PAC) ....................  9.447+       12/25/21       7,622,916
    4,495   Federal National Mortgage Assoc. 1993-141 A ...........................  7.00         12/25/22       4,485,781
    9,843   Federal National Mortgage Assoc. 1993-179 SV ..........................  8.518+       10/25/21       9,083,606
   18,193   Federal National Mortgage Assoc. 1993-190 S ...........................  6.064+       10/25/08      16,805,407
    3,460   Federal National Mortgage Assoc. 1993-190 SB (PAC) ....................  7.597+       10/25/08       3,445,665
    5,814   Federal National Mortgage Assoc. 1993-238 SA ..........................  8.233+       07/25/08       5,379,752
    3,672   Federal National Mortgage Assoc. G1992-44 SC .......................... 13.776+       08/25/20       3,763,571
                                                                                                              ------------
            TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $190,892,981) ................................     189,549,779
                                                                                                              ------------
            PRIVATE ISSUES (41.1%)
    9,022   Bear Sterns Mortgage Securities, Inc. 1993-10 A7 (PAC) ................  7.20         07/25/24       9,167,758
   17,006   Citicorp Mortgage Securities, Inc. 1992-20 A5 .........................  7.50         12/25/07      17,288,030
   19,574   CMC Securities Corp. III 1994-A9 (PAC) ................................  6.75         03/25/24      19,008,411
   11,232   CountryWide Funding Corp. 1994-4 A12 ..................................  6.95         04/25/24      11,114,147
   21,117   CountryWide Mortgage-Backed Securities, Inc. 1993-B A6 (PAC) ..........  6.75         11/25/23      20,637,948
   33,092   General Electric Capital Mortgage Services, Inc. 1994-6 A9 ............  6.50         09/25/22      32,528,793
    6,791   NorWest Asset Securities Corp. 1996-1 A5 ..............................  7.50         08/25/26       6,765,532
   13,170   Prudential Home Mortgage Securities 1993-2 A7 .........................  7.00         02/25/08      12,889,687
    3,138   Prudential Home Mortgage Securities 1993-34 A1 ........................  7.00         08/25/23       3,126,445
   20,000   Prudential Home Mortgage Securities 1993-60 A3 (PAC) ..................  6.75         12/25/23      19,191,498
   16,836   Residential Funding Mortgage Securities I 1993-S40 A8 (TAC) ...........  6.75         11/25/23      16,640,414
                                                                                                              ------------
            TOTAL PRIVATE ISSUES (Identified Cost $168,035,946) ..........................................     168,358,663
                                                                                                              ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Identified Cost $358,928,927) ...............................................................     357,908,442
                                                                                                              ------------
            U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH SECURITY (0.7%)
    2,920   Government National Mortgage Assoc. II ARM
            (Identified Cost $2,958,577) .......................................... 6.875         06/20/25       2,973,459
                                                                                                              ------------
            TAX-EXEMPT MUNICIPAL BONDS (16.7%)
            General Obligation (3.6%)
   17,500   North Slope Boro, Alaska, Ser A (MBIA) ................................ 0.00          06/30/03      14,742,875
                                                                                                              ------------
            Industrial Development Revenue (5.2%)
            Metropolitan Pier & Exposition Authority, Illinois,
    6,610    McCormick Place (AMBAC) .............................................. 0.00          06/15/02       5,824,666
    7,400    McCormick Place (AMBAC) .............................................. 0.00          12/15/02       6,392,268
   10,465   Pennsylvania Convention Center Authority, Ser A (FGIC) (ETM) .......... 0.00          09/01/02       9,155,828
                                                                                                              ------------
                                                                                                                21,372,762
                                                                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON        MATURITY
 THOUSANDS                                                                         RATE           DATE            VALUE
-----------                                                                    ------------   ------------   ---------------
              Other Revenue (2.2%)
 $ 10,400     Texas, 1992 Refg Ser C (FGIC) ................................   0.00 %         04/01/03        $   8,866,936
                                                                                                              -------------
              Tax Allocation Revenue (3.3%)
   33,140     Johnson County, Kansas, (AMBAC) (ETM) ........................   0.00           06/01/12           13,495,934
                                                                                                              -------------
              Transportation Facilities Revenue (2.4%)
   12,000     Contra Costa Transportation Authority, California, Sales Tax
              (FGIC) (ETM) .................................................   0.00           03/01/04            9,895,800
                                                                                                              -------------
              TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $63,230,236) ...........................         68,374,307
                                                                                                              -------------
              SHORT-TERM INVESTMENTS (2.0%)
              U.S. GOVERNMENT AGENCY (a) (1.0%)
    4,000     Federal Home Loan Mortgage Corp.
              (Amortized Cost $3,988,413) ..................................   4.74           04/23/99            3,988,413
                                                                                                              -------------
              REPURCHASE AGREEMENT (1.0%)
    4,273     The Bank of New York (dated 03/31/99; proceeds $4,273,824) (b)
              (Identified Cost $4,273,245) .................................   4.875          04/01/99            4,273,245
                                                                                                              -------------
              TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,261,658) ................................          8,261,658
                                                                                                              -------------
              TOTAL INVESTMENTS (Identified Cost $433,379,398) (c) ......................     106.7 %           437,517,866

              LIABILITIES IN EXCESS OF OTHER ASSETS .....................................      (6.7)            (27,322,417)
                                                                                             -------          -------------
              NET ASSETS ................................................................     100.0 %         $ 410,195,449
                                                                                             =======          =============

---------------
ARM      Adjustable rate mortgage.
ETM      Escrowed to maturity.
PAC      Planned Amortization Class.
TAC      Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
++ All of these securities are pledged in connection with reverse repurchase agreements.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $11,784,516 U.S Treasury Principal Strip 0.00% due 08/15/25 valued at $2,496,903 and $1,784,137 U.S. Treasury Note 6.25%
         due 02/15/03 valued at $1,861,806.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,158,234 and the aggregate gross unrealized depreciation is $5,019,766, resulting in net unrealized appreciation of $4,138,468.


Bond Insurance:
AMBAC    AMBAC Indemnity Corporation.
FGIC     Financial Guaranty Insurance Company.
MBIA     Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
   (identified cost $433,379,398) ...............   $437,517,866
Interest receivable .............................      2,189,291
Prepaid expenses and other assets ...............         44,804
                                                    ------------
     TOTAL ASSETS ...............................    439,751,961
                                                    ------------
LIABILITIES:
Reverse repurchase agreements ...................     29,007,000
Payable for:
     Management fee .............................        145,025
     Interest ...................................        135,608
     Shares of beneficial interest
        repurchased .............................        116,610
     Investment advisory fee ....................         96,683
Accrued expenses and other payables .............         55,586
Contingencies (Note 8) ..........................             --
                                                    ------------
     TOTAL LIABILITIES ..........................     29,556,512
                                                    ------------
     NET ASSETS .................................   $410,195,449
                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................   $381,384,232
Net unrealized appreciation .....................      4,138,468
Accumulated undistributed net investment
   income .......................................     24,672,536
Accumulated undistributed net realized gain                  213
                                                    ------------
     NET ASSETS .................................   $410,195,449
                                                    ============
NET ASSET VALUE PER SHARE,
   39,876,940 shares outstanding (unlimited
   shares authorized of $.01 par value) .........         $10.29
                                                          ======

STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $17,575,338
                                                  -----------
EXPENSES
Management fee ................................       816,551
Investment advisory fee .......................       544,367
Transfer agent fees and expenses ..............        88,388
Shareholder reports and notices ...............        31,737
Insurance expenses ............................        18,115
Registration fees .............................        17,988
Trustees' fees and expenses ...................        17,213
Professional fees .............................        16,919
Custodian fees ................................        14,876
Other .........................................        29,816
                                                  -----------
     TOTAL OPERATING EXPENSES .................     1,595,970
Interest expense ..............................     1,457,879
                                                  -----------
     TOTAL EXPENSES ...........................     3,053,849
                                                  -----------
     NET INVESTMENT INCOME ....................    14,521,489
                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................           242
Net change in unrealized appreciation .........   (15,672,943)
                                                  -----------
     NET LOSS .................................   (15,672,701)
                                                  -----------
NET DECREASE ..................................   $(1,151,212)
                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                              FOR THE SIX       FOR THE YEAR
                                                             MONTHS ENDED          ENDED
                                                            MARCH 31, 1999   SEPTEMBER 30, 1998
                                                           ---------------- -------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ....................................  $  14,521,489      $  29,132,981
Net realized gain ........................................            242          1,136,065
Net change in unrealized appreciation/depreciation .......    (15,672,943)        27,968,463
                                                            -------------      -------------
   NET INCREASE (DECREASE) ...............................     (1,151,212)        58,237,509
                                                            -------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................................    (13,306,521)       (27,855,408)
Net realized gain ........................................     (1,136,075)                --
                                                            -------------      -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....................    (14,442,596)       (27,855,408)
                                                            -------------      -------------
Net decrease from transactions in shares of beneficial
  interest ...............................................     (9,838,002)       (24,083,116)
                                                            -------------      -------------
   NET INCREASE (DECREASE) ...............................    (25,431,810)         6,298,985

NET ASSETS:
Beginning of period ......................................    435,627,259        429,328,274
                                                            -------------      -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $24,672,536 and $23,457,568, respectively) ............  $ 410,195,449      $ 435,627,259
                                                            =============      =============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the six months ended March 31, 1999 (unaudited)


INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income .................................................. $14,521,489
Adjustments to reconcile net investment income to net cash provided by operating activities:
Decrease in receivables and other assets related to operations .........     239,084
Decrease in payables related to operations .............................     (69,774)
Net amortization of discount/premium ...................................  (3,004,539)
                                                                         --------------
   NET CASH PROVIDED BY OPERATING ACTIVITIES ...........................  11,686,260
                                                                         --------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Purchases of investments  ..............................................  (1,045,541)
Principal prepayments of investments ...................................  54,268,362
Net purchases of short-term investments  ...............................  (4,920,489)
                                                                         --------------
   NET CASH PROVIDED BY INVESTING ACTIVITIES ...........................  48,302,332
                                                                         --------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased ............. (10,230,996)
Net payments for maturities of reverse repurchase agreements ........... (35,315,000)
Dividends to shareholders from net investment income  .................. (13,306,521)
Distributions to shareholders from net realized gains ..................  (1,136,075)
                                                                         --------------
   NET CASH USED FOR FINANCING ACTIVITIES .............................. (59,988,592)
                                                                         --------------
NET INCREASE (DECREASE) IN CASH ........................................       --
CASH BALANCE AT BEGINNING OF PERIOD ....................................       --
                                                                         --------------
CASH BALANCE AT END OF PERIOD ..........................................  $    --
                                                                         ==============
Cash paid during the period for interest ...............................  $1,449,789
                                                                         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2002 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on August 28, 1992 and commenced operations on November 30, 1992. The Trust will distribute substantially all of its net assets on or about December 31, 2002 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(4) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.


3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 1999 were as follows:


                                                                                  SALES/
                                                                PURCHASES       PREPAYMENTS
                                                              -------------   --------------
U.S. Government Agencies ..................................        --          $41,434,175
Private Issue Collateralized Mortgage Obligations .........    $1,045,541       12,834,187

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $1,500.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                                                                CAPITAL
                                                                                                                PAID IN
                                                                                               PAR VALUE       EXCESS OF
                                                                                 SHARES        OF SHARES       PAR VALUE
                                                                            ---------------   -----------   ---------------
Balance, September 30, 1997 .............................................      43,430,740      $ 434,307     $ 414,871,043
Treasury shares purchased and retired (weighted average discount 6.86%)*       (2,546,600)       (25,466)      (24,057,650)
                                                                               ----------      ---------     -------------
Balance, September 30, 1998 .............................................      40,884,140        408,841       390,813,393
Treasury shares purchased and retired (weighted average discount 6.54%)*       (1,007,200)       (10,072)       (9,827,930)
                                                                               ----------      ---------     -------------
Balance, March 31, 1999 .................................................      39,876,940      $ 398,769     $ 380,985,463
                                                                               ==========      =========     =============

---------------
*  The Trustees have voted to retire the shares purchased.


6. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At March 31, 1999, securities valued at $30,792,450 were pledged as collateral.

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

At March 31, 1999, the reverse repurchase agreements outstanding were $29,007,000 with a weighted interest rate of 4.95% maturing within 29 days. The maximum and average daily amounts outstanding during the period were $64,322,000 and $54,844,253, respectively. The weighted average interest rate during the period was 5.26%.


7. DIVIDENDS

The Trust declared the following dividends from net investment income:



    DECLARATION       AMOUNT PER         RECORD             PAYABLE
       DATE              SHARE            DATE                DATE
------------------   ------------   ----------------   ----------------
  March 30, 1999       $ 0.055      April 9, 1999      April 23, 1999
  April 27, 1999       $ 0.055       May 7, 1999        May 21, 1999


8. LITIGATION

Four purported class action lawsuits have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants -- but not against the Trust -- by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against the two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. In July 1997, the Court denied the motion for judgment on the pleadings. In August, 1997, plaintiffs filed a motion for class certification. In their motion, the plaintiffs requested certification of a "nationwide" class of Term Trust purchasers. On June 1, 1998, the Court granted in part and denied in part the plaintiff's motion for class certification. The Court ruled that plaintiff's motion was "granted as to [a California] statewide class," but was "denied as to a nationwide class." On October 13, 1998, three separate class actions alleging similar claims on behalf of the residents of the states of Florida, New Jersey and New York were filed in the state courts of those states. The time of the defendants to move or answer in the New Jersey and

TCW/DW TERM TRUST 2002
NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued

New York actions has been extended by agreement. The defendants removed the Florida action to federal court and the parties are awaiting decision on the plaintiffs' motion to remand the action to state court. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2002
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                         FOR THE SIX
                                                         MONTHS ENDED
                                                        MARCH 31, 1999
                                                     -------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............    $    10.66
                                                        ----------
Income (loss) from investment operations:
 Net investment income .............................          0.37
 Net realized and unrealized gain (loss) ...........         (0.40)
                                                        -----------
Total income (loss) from investment operations .....         (0.03)
                                                        -----------
Less dividends and distributions from:
 Net investment income .............................         (0.33)
 Net realized gain .................................         (0.03)
                                                        -----------
Total dividends and distributions ..................         (0.36)
                                                        -----------
Anti-dilutive effect of acquiring treasury shares             0.02
                                                        -----------
Net asset value, end of period .....................    $    10.29
                                                        ===========
Market value, end of period ........................    $    9.625
                                                        ===========
TOTAL RETURN+ ......................................          1.09%(1)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses .................................          0.76%(2)
Interest expense ...................................          0.70%(2)
Net expenses .......................................          1.46%(2)
Net investment income ..............................          6.95%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $  410,195
Portfolio turnover rate ............................            --(1)++

                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------------------------------------------
                                                          1998          1997        1996          1995           1994
                                                     -------------- ----------- ------------ -------------- -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............   $  9.89        $  9.18     $  9.13       $  7.86        $ 10.18
                                                       -------        -------     -------       -------        --------
Income (loss) from investment operations:
 Net investment income .............................      0.72           0.74        0.74          0.68           0.99
 Net realized and unrealized gain (loss) ...........      0.67           0.62       (0.17)         1.25          (2.45)
                                                       -------        -------     --------      -------        --------
Total income (loss) from investment operations .....      1.39           1.36        0.57          1.93          (1.46)
                                                       -------        -------     --------      -------        --------
Less dividends and distributions from:
 Net investment income .............................    (0.66)          (0.68)      (0.58)        (0.68)         (0.84)
 Net realized gain .................................        --          (0.02)      (0.01)           --          (0.02)
                                                       --------       --------    --------      --------       --------
Total dividends and distributions ..................    (0.66)          (0.70)      (0.59)        (0.68)         (0.86)
                                                       --------       --------    --------      --------       --------
Anti-dilutive effect of acquiring treasury shares         0.04           0.05        0.07          0.02             --
                                                       --------       --------    --------      --------       --------
Net asset value, end of period .....................   $ 10.66        $  9.89     $  9.18       $  9.13        $  7.86
                                                       ========       ========    ========      ========       ========
Market value, end of period ........................  $  9.875       $  9.125    $  8.125       $  7.75        $  8.25
                                                      =========      =========   =========      ========       ========
TOTAL RETURN+ ......................................     16.04%         21.81%    12.77%           2.52%        (12.19)%
RATIOS TO AVERAGE NET ASSETS:
Operating expenses .................................      0.78%         0.78%      0.79%           0.80%          0.78%
Interest expense ...................................      1.79%         2.19%      1.93%           2.28%          1.44%
Net expenses .......................................      2.57%         2.97%      2.72%           3.08%          2.22%
Net investment income ..............................      6.81%         7.51%      7.85%           8.15%         10.85%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............  $435,627      $429,328    $423,095       $447,005       $392,914
Portfolio turnover rate ............................        --++          --           7%            --++           24%

-------------
 + Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's reinvestment plan. Total investment return does not reflect brokerage commissions.
++     Less than 0.5%.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       15

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Morgan Stanley Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

TCW/DW

TERM TRUST 2002

[Graphic]


SEMIANNUAL REPORT
March 31, 1999